Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Activity of Representation and Warranties Reserve
The activity of the representations and warranties reserve was as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Balance, beginning of period	$78,070	$53,296	$69,542	$46,322
Reserve charged to operations	12,601	10,859	34,262	25,574
Losses realized, net	(5,985)	(1,034)	(19,118)	(8,775)

Balance, end of period	$84,686	$63,121	$84,686	$63,121